Parent, Guarantor, Non-Guarantor Unaudited Consolidating Condensed Financial Statements - Consolidating Condensed Statement of Comprehensive Income (Loss) (Detail) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Condensed Statement of Comprehensive Income [Line Items]
Net income (loss)	$ (12,392)	$ 572	$ 27,179	$ 37,098	$ (50,645)
Currency translation difference on related borrowings	(804)	0	(1,525)	0	0
Currency translation difference on foreign currency net investments	699	0	3,051	0	0
Total other comprehensive gain (loss), net of tax:	(105)	0	1,526	0	0
Comprehensive income (loss)	(12,497)	572	28,705	37,098	(50,645)
Comprehensive (income) loss attributable to noncontrolling interest	(154)	20	198	215	194
Comprehensive income (loss) attributable to controlling interest	(12,651)	592	28,903	37,313	(50,451)
Parent [Member]
Schedule of Condensed Statement of Comprehensive Income [Line Items]
Net income (loss)	(12,549)	592	27,015	37,313	(50,451)
Currency translation difference on related borrowings	0	0	0	0	0
Currency translation difference on foreign currency net investments	0	0	0	0	0
Total other comprehensive gain (loss), net of tax:	0	0	0	0	0
Comprehensive income (loss)	(12,549)	592	27,015	37,313	(50,451)
Comprehensive (income) loss attributable to noncontrolling interest	0	0	0	0	0
Comprehensive income (loss) attributable to controlling interest	(12,549)	592	27,015	37,313	(50,451)
Guarantor [Member]
Schedule of Condensed Statement of Comprehensive Income [Line Items]
Net income (loss)	12,040	10,159	36,214	54,961	(49,106)
Currency translation difference on related borrowings	0	0	0	0	0
Currency translation difference on foreign currency net investments	0	0	0	0	0
Total other comprehensive gain (loss), net of tax:	0	0	0	0	0
Comprehensive income (loss)	12,040	10,159	36,214	54,961	(49,106)
Comprehensive (income) loss attributable to noncontrolling interest	0	0	0	0	0
Comprehensive income (loss) attributable to controlling interest	12,040	10,159	36,214	54,961	(49,106)
Non-Guarantor [Member]
Schedule of Condensed Statement of Comprehensive Income [Line Items]
Net income (loss)	(1,394)	(10,000)	19,380	32,816	25,428
Currency translation difference on related borrowings	(804)	0	(1,525)	0	0
Currency translation difference on foreign currency net investments	699	0	3,051	0	0
Total other comprehensive gain (loss), net of tax:	(105)	0	1,526	0	0
Comprehensive income (loss)	(1,499)	(10,000)	20,906	32,816	25,428
Comprehensive (income) loss attributable to noncontrolling interest	(154)	20	198	215	194
Comprehensive income (loss) attributable to controlling interest	(1,653)	(9,980)	21,104	33,031	25,622
Eliminations [Member]
Schedule of Condensed Statement of Comprehensive Income [Line Items]
Net income (loss)	(10,489)	(179)	(55,430)	(87,992)	23,484
Currency translation difference on related borrowings	0	0	0	0	0
Currency translation difference on foreign currency net investments	0	0	0	0	0
Total other comprehensive gain (loss), net of tax:	0	0	0	0	0
Comprehensive income (loss)	(10,489)	(179)	(55,430)	(87,992)	23,484
Comprehensive (income) loss attributable to noncontrolling interest	0	0	0	0	0
Comprehensive income (loss) attributable to controlling interest	$ (10,489)	$ (179)	$ (55,430)	$ (87,992)	$ 23,484